Details of Significant Accounts - Operating Revenue - Contract Assets and Contarct Liabilities (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Contract Assets And Contract Liabilities [Abstract]
Contract liabilities			$ 7,941
Contract assets- authorization collaboration and development revenue	$ 2,283	$ 75